Earnings Per Share - Basic And Diluted Earnings Per Share (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Profit attribute to controlling interest	₩ 2,756,230,000,000	₩ 1,354,807,000,000	₩ 171,494,000,000
Interests of hybrid bonds	₩ (33,048,799,997)	₩ (33,225,163,081)	₩ (33,029,632,499)
Weighted-average number of common shares outstanding	79,998,600	79,996,389	79,993,834
Basic and diluted earnings per share	₩ 34,040	₩ 16,521	₩ 1,731
Total number of common shares issued	87,186,835	87,186,835	87,186,835
Weighted-average number of treasury shares	(7,188,235)	(7,190,446)	(7,193,001)
Weighted-average number of common shares outstanding	79,998,600	79,996,389	79,993,834